Description of Business	12 Months Ended
Oct. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1.	Description of Business
enGene Holdings Inc. (together with its consolidated subsidiaries “enGene” or the “Company”) formed in connection with the Merger Agreement (as defined below) was incorporated as 14963148 Canada Inc. under the federal laws of Canada on April 24, 2023 and changed its name to enGene Holdings Inc. on May 9, 2023. enGene Inc., its wholly owned subsidiary since October 31, 2023 (now known as “enGene Inc.” or “Old enGene”), is a biopharmaceutical company located in Montreal, Quebec, Canada, and incorporated pursuant to the Canada Business Corporations Act on November 9, 1999. a Cayman Island exempted company on August 9, 2021.
The Company is a clinical-stage biotechnology company focused on developing gene therapies to improve the lives of patients with its head office located in Montreal, Quebec, Canada. The Company is developing non-viral
gene therapies based on its novel and proprietary dually derived chitosan, or “DDX”, gene delivery platform, which allows localized delivery of multiple gene cargos directly to mucosal tissues and other organs.
Merger with Forbion European Acquisition Corp.
Forbion European Acquisition Corporation (“FEAC”) was a Special Purpose Acquisition Company (“SPAC”), incorporate as a Cayman Island exempted company on August 9, 2021 and formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more business or entities. On October 31, 2023 (the “Closing Date”), the Company, FEAC, enGene Inc., consummated the merger (the “Reverse Recapitalization”) pursuant to a business combination agreement, dated as of May 16, 2023 (the “Merger Agreement”).
The transaction was accounted for as a “reverse recapitalization” in accordance with accounting principles generally accepted in the United States (“GAAP”). Under this method of accounting, FEAC was treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the Reverse Recapitalization, senior management of Old enGene continues as senior management of the combined company; Old enGene identifies a majority of the members of the board of directors of the combined company; the name of the combined company is enGene Holdings Inc. and it utilizes Old enGene’s current headquarters, and Old enGene’s operations comprise the ongoing operations of the combined company. Accordingly, for accounting purposes, the Company is considered to be a continuation of Old enGene, with the net identifiable assets of FEAC deemed to have been acquired by Old enGene in exchange for Old enGene common shares accompanied by a recapitalization, with no goodwill or intangible assets recorded. The number of redeemable convertible preferred shares, number of common shares, net loss per common share, the number of warrants to purchase common shares, and the number of stock options and the related exercise prices of the stock options issued and outstanding prior to the Reverse Recapitalization, have been retrospectively restated to reflect an exchange ratio of approximately 0.18048 (the “Exchange Ratio”) established in the Merger Agreement. Operations prior to the Reverse Recapitalization are those of Old enGene.
The Reverse Recapitalization was effected in the following steps: (i) two entities were incorporated to effect the transaction, Can Merger Sub, a Canadian corporation and a wholly owned subsidiary of FEAC and Cayman Merger Sub, a Cayman Islands exempt company and a direct wholly owned subsidiary of the Company; (ii) immediately prior to the Closing Date, Cayman Merger Sub was merged with and into FEAC with FEAC as the surviving entity, resulting in FEAC becoming a wholly owned subsidiary of the Company (the “Cayman Merger”); (iii) on the Closing Date, Can Merger Sub and Old enGene amalgamated pursuant to a plan of arrangement (the “Amalgamation”), resulting in Old enGene becoming a wholly owned subsidiary of the Company. As a result of the Reverse Recapitalization, the Company became a publicly traded company, and listed its ordinary shares and warrants on the Nasdaq Global Market under the symbols “ENGN” and “ENGNW,” respectively, commencing trading on November 1, 2023, with Old enGene, a subsidiary of the Company continuing the existing business operations.
Upon the consummation of the Reverse Recapitalization, each FEAC Class A share and FEAC Class B share (collectively, the “FEAC Shares”) issued and outstanding immediately prior to the effective time of the Cayman Merger (including Forbion Growth Sponsor FEAC I B.V.’s, the (“FEAC Sponsor”) shares but excluding any dissenting FEAC Shares), was transferred to the Company and (i) for each FEAC Share, the Company issued to each shareholder one validly issued share of the Company’s common share; (ii) each warrant to purchase one FEAC share was assumed by the Company and converted into a warrant to purchase one share of the Company’s common share at an exercise price of $11.50 per share, with all fractional shares rounded down to the nearest whole share. Concurrently with the Cayman Merger, the Company redeemed its 10 Class B common shares held by its sole shareholder for $1 CAD per share, which was equal to the amount of capital that the sole shareholder of the Company contributed. As a result of the Reverse Recapitalization, all outstanding FEAC Shares of 3,670,927 held by FEAC Sponsor and shareholders were converted into the same number of the Company’s common shares and outstanding FEAC warrants of 5,029,444 held by FEAC warrant holders were converted into the same number of warrants to purchase one share of the Company’s common shares.
On the Closing Date, each share of Old enGene common shares was cancelled and in exchange the holders thereof received approximately 0.18048 newly issued shares of the Company’s common share. In addition, each share of Old enGene’s redeemable convertible preferred shares outstanding immediately prior to the close of the Reverse Recapitalization was exchanged for shares of the Company’s common shares based on the same Exchange Ratio, with no dividends or distributions being declared or paid on Old enGene’s redeemable convertible preferred shares. Further, certain of Old enGene’s existing convertible notes outstanding immediately prior to the close of the Reverse Recapitalization were converted to Old enGene common shares at the conversion ratio in place at the time of conversion. In addition, all of Old enGene’s existing outstanding Class C warrants outstanding at the time of the Reverse Recapitalization were terminated and all outstanding warrants exercisable for common shares in Old enGene were exchanged for warrants exercisable for the Company’s common shares at the Exchange Ratio. No other terms and conditions underlying the warrant changed. At the closing of the Reverse Recapitalization, each share option of Old enGene common share was cancelled, and the holders thereof received in exchange newly issued share options of the Company’s common share based on the same Exchange Ratio. The modification of the share options did not result in any incremental compensation expense upon closing of the Reverse Recapitalization. Upon the close of the Reverse Recapitalization, 13,091,608 common shares of the Company were issued to the Old enGene’s equity and convertible note holders, 2,679,432 common share warrants of the Company were issued to Old enGene’s warrant holders (which are inclusive of the shares and warrants issued to the FEAC Sponsor), and 2,706,941 common share options of the Company were issued to Old enGene’s share option holders.
As part of the Reverse Recapitalization, the Company received net proceeds of $7.4 million from the FEAC trust account, net of the redemption payment to FEAC’s public shareholders and FEAC expenses.
PIPE Financing
In connection with the Merger Agreement, FEAC, the Company, and certain investors (the “PIPE Investors”) entered into subscription agreements (the “Subscription Agreements”) pursuant to which, the PIPE Investors agreed to purchase FEAC Class A Shares and FEAC Warrants (or the Company’s shares and warrants when such obligation was assumed (the “Assumption”) by the Company after the completion of the Cayman Merger and prior to the consummation of the PIPE Financing), for an aggregate commitment amount of $
56.9 million.

Concurrent with the execution of the Merger Agreement, FEAC, the FEAC Sponsor, Forbion Growth Opportunities Fund I Cooperatief U.A. and the other holders of FEAC Class B Shares, Old enGene, the Company and the other parties named therein entered into the sponsor and insiders letter agreements (the “Side Letter Agreements”), pursuant to which the FEAC Sponsor agreed to surrender and in effect issue to PIPE Investors,
1,789,004 FEAC Class B shares and 5,463,381
FEAC private placement warrants, immediately prior to the closing of the Reverse Recapitalization. Pursuant to the Subscription Agreements and Side Letter Agreements, the Company issued
6,435,441
shares of the Company’s common share and
2,702,791
warrants to purchase the Company’s common share for an aggregate purchase price equal to $
56.9 million.
Convertible Bridge Financing
Prior to the execution and delivery of the Reverse Recapitalization Agreement, Old enGene agreed to certain modifications of existing convertible indebtedness in an aggregate principal amount of $18.4 million (the “2022 Convertible Notes” and, together with the Old enGene warrants to be issued by Old enGene as consideration for such modifications, the “Amended 2022 Financing”). Concurrently with the execution of the Merger Agreement, Old enGene also entered into agreements pursuant to which it issued new convertible indebtedness and warrants (i) for cash in an aggregate principal amount of $30.0 million and (ii) in settlement of the April 2023 Notes in an aggregate principal amount of $8.0 million (collectively, the “May 2023 Notes” and, together with the warrants purchased concurrently, the “2023 Financing”; the 2023 Financing together with the Amended 2022 Financing, the “Convertible Bridge Financing”). In connection with the Reverse Recapitalization, the Convertible Bridge Financing indebtedness was converted into 35,349,238 of Old enGene common at the conversion ratio in place at the time of conversion, which was exchanged to 6,379,822 of the Company’s common shares based on the aforementioned exchange ratio (see Note 9 for further detail).
In relation to the Amended 2022 Financing, the holders of the 2022 Convertible Notes received warrants to purchase Old enGene common shares and the holders of the 2023 Convertible Notes were issued warrants in connection with the issuance of the 2023 Convertible Notes. On the closing of the Reverse Recapitalization, these warrants converted through the transaction to 2,679,432 warrants to purchase common shares of the Company based on the aforementioned exchange ratio.
Immediately after giving effect to the Reverse Recapitalization and the PIPE Financing, the Company has
23,197,976 common shares and 10,411,641 warrants outstanding.
Liquidity and Going Concern
In accordance with Accounting Standards Codification (“ASC”)
205-40,
Going Concern,
the Company has evaluated whether there are any conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date these consolidated financial statements are issued.
The Company’s consolidated financial statements have been prepared assuming the Company will continue as a going concern, which presumes the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the ordinary course of business.
As an emerging growth entity, the Company has devoted substantially all of its resources since inception to organizing and staffing the Company, raising capital, establishing its intellectual property portfolio, acquiring or discovering product candidates, research and development activities for developing non-viral
gene therapies and other compounds, establishing arrangements with third parties for the manufacture of its product candidates and component materials, and providing general and administrative support for these operations. As a result, the Company has incurred significant operating losses and negative cash flows from operations since its inception and anticipates such losses and negative cash flows will continue for the foreseeable future. The Company has not yet commercialized any product candidates and does not expect to generate revenue from sales of any product candidates or from other sources for several years, if at all.
The Company has incurred a net loss of $99.9 million and negative cash flows from operating activities of $24.7 million for year ended October 31, 2023, and, as of that date, has an accumulated deficit of $199.6 million. To date, the Company has not generated any revenues and has financed its liquidity needs primarily through the Reverse Recapitalization, PIPE Financing, debt and convertible debentures, and issuance of redeemable convertible Preferred Shares and warrants.
The Company’s ability to continue as a going concern depends on its ability to successfully develop and commercialize its products, achieve and maintain profitable operations, as well as the adherence to conditions of outstanding loans (see note 18). The Company will require additional financing in order to fund its future expected negative cash flows and Management’s plans are to raise additional financing. While the Company has historically been successful in securing financing, raising additional funds is dependent on a number of factors outside of the Company’s control, and as such there is no assurance that it will be able to do so in the future. These conditions indicate the existence of a material uncertainty that raise substantial doubt about the Company’s ability to continue as a going concern and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business.
These consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that results from the outcome of this uncertainty. Such adjustments could be material.